Shareholder Fees {- Fidelity Advisor Freedom® 2055 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 | Fidelity Advisor Freedom® 2055 Fund
Shareholder Fees:
(fees paid directly from your investment)	none